Offerings	Nov. 07, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	60,000,000
Proposed Maximum Offering Price per Unit	429.91
Maximum Aggregate Offering Price	$ 25,794,600,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,562,234.26
Offering Note	A. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Tesla, Inc. Amended and Restated 2019 Equity Incentive Plan (the "A&R 2019 Plan") or Tesla, Inc. 2025 CEO Performance Award (the "2025 CEO Performance Award") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. B. The proposed maximum offering price per unit is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act. The proposed maximum offering price per unit and maximum aggregate offering price are based upon the average of the high and low prices of the Registrant's common stock as reported on the Nasdaq Global Select Market on October 31, 2025. C. The 60,000,000 shares of the Registrants common stock in row 1 may be issued under the A&R 2019 Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	423,743,904
Proposed Maximum Offering Price per Unit	429.91
Maximum Aggregate Offering Price	$ 182,171,741,768.64
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,157,917.54
Offering Note	A. See note 1A. B. See note 1B. C. The 423,743,904 shares of the Registrant's common stock in row 2 may be issued under the 2025 CEO Performance Award.